VAUGHAN NELSON SELECT FUND

VAUGHAN NELSON SMALL CAP VALUE FUND

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Supplement dated October 1, 2013 to the Summary Prospectus of the Vaughan Nelson Select Fund, dated April 1, 2013, as may be revised and supplemented from time to time, and to the Summary Prospectuses of the Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund, each dated May 1, 2013, as may be revised and supplemented from time to time.

VAUGHAN NELSON SELECT FUND

Effective immediately, Chad D. Fargason has joined the portfolio management team of the Vaughan Nelson Select Fund (the “Fund”). Dennis G. Alff, Chris D. Wallis and Scott J. Weber remain as co-portfolio managers of the Fund.

Effective immediately, the information under the subsection “Portfolio Managers” in the section “Management” in the Summary Prospectus is revised to include the following:

Chad D. Fargason, senior portfolio manager of Vaughan Nelson, has served as co-manager of the Fund since 2013.

VAUGHAN NELSON SMALL CAP VALUE FUND

Effective immediately, Dennis G. Alff and Chad D. Fargason have joined the portfolio management team of the Vaughan Nelson Small Cap Value Fund (the “Fund”). Chris D. Wallis and Scott J. Weber remain as co-portfolio managers of the Fund.

Effective immediately, the information under the subsection “Portfolio Managers” in the section “Management” in the Summary Prospectus is revised to include the following:

Dennis G. Alff, CFA, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2013.

Chad D. Fargason, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2013.

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Effective immediately, Chad D. Fargason has joined the portfolio management team of the Vaughan Nelson Value Opportunity Fund (the “Fund”). Dennis G. Alff, Chris D. Wallis and Scott J. Weber remain as co-portfolio managers of the Fund.

Effective immediately, the information under the subsection “Portfolio Managers” in the section “Management” in the Summary Prospectus is revised to include the following:

Chad D. Fargason, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2013.

VAUGHAN NELSON SELECT FUND

VAUGHAN NELSON SMALL CAP VALUE FUND

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Supplement dated October 1, 2013 to the Prospectus of the Vaughan Nelson Select Fund, dated April 1, 2013, as may be revised and supplemented from time to time, and to the Prospectus of the Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund, dated May 1, 2013, as may be revised and supplemented from time to time.

Vaughan Nelson Select Fund

Effective immediately, Chad D. Fargason has joined the portfolio management team of the Vaughan Nelson Select Fund. Dennis G. Alff, Chris D. Wallis and Scott J. Weber remain as co-portfolio managers of the Vaughan Nelson Select Fund.

Effective immediately, the information under the subsection “Portfolio Managers” in the section “Management” in the summary section of Prospectus for Vaughan Nelson Select Fund is revised to include the following:

Chad D. Fargason, senior portfolio manager of Vaughan Nelson, has served as co-manager of the Fund since 2013.

Effective immediately, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Chad D. Fargason – Chad D. Fargason has co-managed the Vaughan Nelson Select Fund since 2013. Dr. Fargason, Senior Portfolio Manager of Vaughan Nelson, joined the firm in 2013. Prior to joining the firm he was a Director at KKR & Co. Dr. Fargason received a Ph.D. from Duke University, M.A. from Duke University and a B.A. from Rice University. Dr. Fargason has over 13 years investment management and research experience.

Vaughan Nelson Small Cap Value Fund

Effective immediately, Dennis G. Alff and Chad D. Fargason have joined the portfolio management team of the Vaughan Nelson Small Cap Value Fund. Chris D. Wallis and Scott J. Weber remain as co-portfolio managers of the Vaughan Nelson Small Cap Value Fund.

Effective immediately, the information under the subsection “Portfolio Managers” in the section “Management” in the summary section of Prospectus for Vaughan Nelson Small Cap Value Fund is revised to include the following:

Dennis G. Alff, CFA, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2013.

Chad D. Fargason, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2013.

Vaughan Nelson Value Opportunity Fund

Effective immediately, Chad D. Fargason has joined the portfolio management team of the Vaughan Nelson Value Opportunity Fund. Dennis G. Alff, Chris D. Wallis and Scott J. Weber remain as co-portfolio managers of the Vaughan Nelson Value Opportunity Fund.

Effective immediately, the information under the subsection “Portfolio Managers” in the section “Management” in the summary section of Prospectus for Vaughan Nelson Value Opportunity Fund is revised to include the following:

Chad D. Fargason, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2013.

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

Effective immediately, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Dennis G. Alff – Dennis G. Alff has co-managed the Vaughan Nelson Value Opportunity Fund and the Vaughan Nelson Small Cap Value Fund since 2008 and 2013, respectively. Mr. Alff, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 2006. Mr. Alff received a B.S. from the United States Military Academy and an M.B.A. from Harvard Business School. Mr. Alff holds the designation of Chartered Financial Analyst and has over 16 years of investment management and research experience.

Chad D. Fargason – Chad D. Fargason has co-managed the Vaughan Nelson Small Cap Value Fund and the Vaughan Nelson Value Opportunity Fund since 2013. Dr. Fargason, Senior Portfolio Manager of Vaughan Nelson, joined the firm in 2013. Prior to joining the firm Dr. Fargason was a Director at KKR & Co. Dr. Fargason received a Ph.D. from Duke University, M.A. from Duke University and a B.A. from Rice University. Dr. Fargason has over 13 years investment management and research experience.

VAUGHAN NELSON SELECT FUND

VAUGHAN NELSON SMALL CAP VALUE FUND

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Supplement dated October 1, 2013, to the Statement of Additional Information of the Vaughan Nelson Select Fund, dated April 1, 2013, as may be revised and supplemented from time to time, and to the Statement of Additional Information of the Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund, dated May 1, 2013, as may be revised and supplemented from time to time.

Vaughan Nelson Select Fund

Effective immediately, Chad D. Fargason has joined the portfolio management team of the Vaughan Nelson Select Fund. Dennis G. Alff, Chris D. Wallis and Scott J. Weber remain as co-portfolio managers of the Vaughan Nelson Select Fund. The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of November 30, 2012 (and as of August 31, 2013 for Chad D. Fargason), the portfolio manager(s) of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by the portfolio manager:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Chad D. Fargason	0	0	0	0	3	$135.3 million	0	0	260	$4.5 billion	1	$337 million

Portfolio Managers’ Ownership of Fund Shares

As of November 30, 2012 (and as of August 31, 2013 for Chad D. Fargason), the portfolio manager of the Fund had the following ownership in the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Chad D. Fargason	Vaughan Nelson Select Fund	E

* A. None	E. $100,001 – $500,000
B. $1– 10,000	F. $500,001 – $1,000,000
C. $10,001– $50,000	G. over $1,000,000
D. $50,001– $100,000

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

Effective immediately, Dennis G. Alff and Chad D. Fargason have joined the portfolio management team of the Vaughan Nelson Small Cap Value Fund. Mr. Fargason has also joined the portfolio management team of the Vaughan Nelson Value Opportunity Fund. Chris D. Wallis and Scott J. Weber remain as co-portfolio managers of the Vaughan Nelson Small Cap Value Fund and the Vaughan Nelson Value Opportunity Fund. Mr. Alff remains a co-portfolio manager of the Vaughan Nelson Value Opportunity Fund. The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of December 31, 2012 (and as of August 31, 2013 for Dennis G. Alff and Chad D. Fargason), the portfolio manager(s) of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by the portfolio manager:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Dennis G. Alff (Vaughan Nelson)	1	$15.1 million	0	0	3	$135.3 million	0	0	260	$4.5 billion	1	$337 million
Chad D. Fargason (Vaughan Nelson)	0	0	0	0	3	$135.3 million	0	0	260	$4.5 billion	1	$337 million

Portfolio Managers’ Ownership of Fund Shares

As of December 31, 2012 (and as of August 31, 2013 for Dennis G. Alff and Chad D. Fargason), the portfolio manager of the Fund had the following ownership in the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Dennis G. Alff	Vaughan Nelson Small Cap Value Fund Vaughan Nelson Value Opportunity Fund	A F

Chad D. Fargason	Vaughan Nelson Small Cap Value Fund Vaughan Nelson Value Opportunity Fund	A F

* A. None	E. $100,001 – $500,000
B. $1–10,000	F. $500,001 – $1,000,000
C. $10,001– $50,000	G. over $1,000,000
D. $50,001– $100,000